Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harbor ETF Trust
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000252180
Shareholder Report [Line Items]
Fund Name	Harbor Active Small Cap ETF
Trading Symbol	SMLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of August 28, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Active Small Cap ETF	$14	0.80%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.80%
AssetsNet	$ 8,572,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 11,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$8,572
Number of Investments	47
Total Net Advisory Fees Paid (in thousands)	$11
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.9%
Financials	23.4%
Health Care	8.4%
Real Estate	8.3%
Consumer Discretionary	6.9%
Energy	6.1%
Materials	6.0%
Consumer Staples	4.5%
Information Technology	3.3%
Utilities	2.2%
Communication Services	1.0%

C000252171
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Large Cap Value ETF
Trading Symbol	VLLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of September 4, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Large Cap Value ETF	$4	0.25%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,062,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,062
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	26.7%
Consumer Staples	14.3%
Energy	12.7%
Health Care	10.3%
Consumer Discretionary	8.8%
Information Technology	8.7%
Industrials	7.3%
Communication Services	6.8%
Materials	2.8%
Utilities	1.6%

C000252172
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Next Generation REITs ETF
Trading Symbol	AREA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of September 4, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Next Generation REITs ETF	$8	0.50%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,005,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,005
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	8%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	61.3%
Health Care REITs	19.9%
Hotel & Resort REITs	14.8%
Residential REITs	4.0%

C000250794
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Small Cap Earners ETF
Trading Symbol	EBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of July 9, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Small Cap Earners ETF	$10	0.29%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.29%
AssetsNet	$ 6,515,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 5,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$6,515
Number of Investments	695
Total Net Advisory Fees Paid (in thousands)	$5
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	31.6%
Industrials	15.3%
Consumer Discretionary	15.1%
Energy	9.0%
Real Estate	5.4%
Materials	5.3%
Information Technology	4.4%
Communication Services	4.2%
Health Care	4.1%
Consumer Staples	2.8%
Utilities	2.8%

C000234046
Shareholder Report [Line Items]
Fund Name	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Trading Symbol	HGER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Commodity All-Weather Strategy ETF	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned 6.90% for the year ended October 31, 2024. The Fund seeks to track the performance of the Quantix Commodity Index (the “Index”), which returned 7.44% during the same period.

Top contributors to performance included:

• The Precious Metals sector, which was the biggest positive contributor due to Gold, which is the largest individual commodity weight in the Index.

• The Industrial Metals sector, with gains coming from Copper as Chinese stimulus package hopes supported demand expectations.

Top detractors from performance included:

• The Petroleum sector, particularly Heating Oil, Gasoil and Gasoline, detracted due to relatively subdued demand during peak driving season, along with an unexpectedly calm hurricane season.

• The Grains sector, notably Corn and Soybeans, detracted likely due to healthy global stocks-to-use ratios (a measure of supply and demand) and favorable weather patterns in the key producing regions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Bloomberg Commodity Index	Quantix Commodity Index
Feb-22	$10,000	$10,000	$10,000	$10,000
Feb-22	$10,405	$9,545	$10,440	$10,410
Mar-22	$11,415	$9,900	$11,343	$11,427
Apr-22	$11,720	$9,037	$11,813	$11,746
May-22	$11,875	$9,053	$11,993	$11,918
Jun-22	$11,160	$8,306	$10,701	$11,218
Jul-22	$10,995	$9,072	$11,157	$11,072
Aug-22	$10,685	$8,702	$11,167	$10,780
Sep-22	$10,065	$7,900	$10,261	$10,167
Oct-22	$10,460	$8,540	$10,466	$10,594
Nov-22	$10,865	$9,017	$10,752	$11,021
Dec-22	$11,056	$8,498	$10,489	$11,222
Jan-23	$11,559	$9,032	$10,438	$11,756
Feb-23	$10,920	$8,811	$9,947	$11,121
Mar-23	$11,132	$9,135	$9,927	$11,347
Apr-23	$10,960	$9,277	$9,852	$11,187
May-23	$10,422	$9,318	$9,297	$10,658
Jun-23	$10,699	$9,933	$9,672	$10,952
Jul-23	$11,559	$10,252	$10,277	$11,856
Aug-23	$11,484	$10,089	$10,199	$11,792
Sep-23	$11,549	$9,608	$10,128	$11,870
Oct-23	$11,444	$9,406	$10,155	$11,776
Nov-23	$11,413	$10,265	$9,926	$11,754
Dec-23	$11,275	$10,732	$9,659	$11,617
Jan-24	$11,415	$10,912	$9,697	$11,774
Feb-24	$11,328	$11,494	$9,555	$11,699
Mar-24	$11,938	$11,864	$9,871	$12,335
Apr-24	$12,219	$11,380	$10,136	$12,610
May-24	$12,192	$11,944	$10,314	$12,565
Jun-24	$12,143	$12,373	$10,156	$12,529
Jul-24	$11,911	$12,523	$9,746	$12,305
Aug-24	$11,884	$12,827	$9,751	$12,279
Sep-24	$12,203	$13,101	$10,225	$12,612
Oct-24	$12,233	$12,982	$10,035	$12,653

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 02/09/2022
Harbor Commodity All-Weather Strategy ETF (Based on Net Asset Value)	6.90%	-	7.67%
S&P 500 Index	38.02%	-	10.04%
Bloomberg Commodity Index	-1.18%	-	0.13%
Quantix Commodity Index	7.44%	-	9.01%

Performance Inception Date	Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 245,352,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,072,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$245,352
Number of Investments	8
Total Net Advisory Fees Paid (in thousands)	$1,072
Portfolio Turnover Rate (not applicable due to Fund's investments)	-%

Holdings [Text Block]

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Petroleum	34.7%
Precious Metals	31.5%
Grains and Soybean Products	15.4%
Softs	10.4%
Industrial Metals	8.0%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Index.

C000249125
Shareholder Report [Line Items]
Fund Name	Harbor Disciplined Bond ETF
Trading Symbol	AGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of May 1, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Disciplined Bond ETF	$18	0.35%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Fund returned 5.11% since inception on May 1, 2024 through the period ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 4.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials and Industrial sectors and overweight in Financials.

• Security selection in primarily BBB- and BB-rated bonds which outperformed their A-rated counterparts as spreads broadly tightened during the period.

• Overweight to risk assets and underweight to U.S. Treasuries as corporate and securitized bonds broadly outperformed U.S. Treasury bonds.

• Within securitized products, overweight to Asset-Backed Securities and Commercial Mortgage-Backed Securities (CMBS).

Top detractors from relative performance included:

• Security selection within CMBS.

• Overweight to Agency Residential Mortgage-Back Securities (RMBS) and underweight to Utilities.

• Out-of-index position allocation to Small Business Administration securitizations and non-Agency RMBS.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
May-24	$10,000	$10,000
May-24	$10,140	$10,132
Jun-24	$10,238	$10,228
Jul-24	$10,474	$10,467
Aug-24	$10,623	$10,617
Sep-24	$10,764	$10,759
Oct-24	$10,511	$10,493

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 05/01/2024
Harbor Disciplined Bond ETF (Based on Net Asset Value)	-	-	5.11%
Bloomberg U.S. Aggregate Bond Index	-	-	4.93%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 26,843,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 47,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$26,843
Number of Investments	182
Total Net Advisory Fees Paid (in thousands)	$47
Portfolio Turnover Rate	41%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.2%
Mortgage Pass-Through	25.2%
U.S. Government Obligations	20.2%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	10.5%
Municipal Bonds	0.5%

C000230585
Shareholder Report [Line Items]
Fund Name	Harbor Disruptive Innovation ETF
Trading Symbol	INNO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Disruptive Innovation ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Disruptive Innovation ETF	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 36.66% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and United Rentals, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000® Growth Index
Dec-21	$10,000	$10,000	$10,000
Dec-21	$9,875	$10,572	$10,391
Jan-22	$8,465	$10,025	$9,470
Feb-22	$8,065	$9,725	$9,092
Mar-22	$8,245	$10,086	$9,429
Apr-22	$6,780	$9,206	$8,290
May-22	$6,240	$9,223	$8,099
Jun-22	$5,745	$8,462	$7,466
Jul-22	$6,480	$9,242	$8,358
Aug-22	$6,255	$8,865	$7,987
Sep-22	$5,565	$8,049	$7,214
Oct-22	$5,715	$8,701	$7,652
Nov-22	$5,825	$9,187	$7,986
Dec-22	$5,440	$8,657	$7,381
Jan-23	$6,085	$9,201	$8,004
Feb-23	$6,030	$8,977	$7,909
Mar-23	$6,320	$9,307	$8,403
Apr-23	$6,055	$9,452	$8,476
May-23	$6,445	$9,493	$8,840
Jun-23	$6,790	$10,120	$9,452
Jul-23	$7,035	$10,445	$9,776
Aug-23	$6,600	$10,279	$9,667
Sep-23	$6,170	$9,789	$9,135
Oct-23	$5,810	$9,583	$8,977
Nov-23	$6,685	$10,458	$9,948
Dec-23	$7,240	$10,933	$10,423
Jan-24	$7,345	$11,117	$10,653
Feb-24	$8,025	$11,711	$11,387
Mar-24	$8,150	$12,087	$11,593
Apr-24	$7,475	$11,594	$11,082
May-24	$7,505	$12,169	$11,742
Jun-24	$7,790	$12,605	$12,497
Jul-24	$7,650	$12,759	$12,338
Aug-24	$7,790	$13,068	$12,576
Sep-24	$8,000	$13,347	$12,924
Oct-24	$7,940	$13,226	$12,875

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 12/01/2021
Harbor Disruptive Innovation ETF (Based on Net Asset Value)	36.66%	-	-7.60%
S&P 500 Index	38.02%	-	10.06%
Russell 3000® Growth Index	43.42%	-	9.05%

Performance Inception Date	Dec. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,573,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 227,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,573
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$227
Portfolio Turnover Rate	66%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.1%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.5%
Materials	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Material Fund Change Adviser [Text Block]

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023.
C000235263
Shareholder Report [Line Items]
Fund Name	Harbor Dividend Growth Leaders ETF
Trading Symbol	GDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Dividend Growth Leaders ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Fund returned 28.47% for the year ended October 31, 2024, while the NASDAQ Dividend Achievers Select Total Return Index and S&P 500 Index returned 30.28% and 38.02%, respectively, during the same period.

Top contributors to relative performance included:

• Security selection in the Health Care and Consumer Discretionary sectors.

• Positions in pharmaceutical company, Eli Lilly & Co., and a consumer retail company, Williams-Sonoma, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology and Financials sectors.

• Positions in a developer of networking solutions and products, Cisco Systems, Inc. and a wealth management firm, Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	NASDAQ Dividend Achievers Select Total Return Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,404	$10,269	$10,316
Dec-14	$10,252	$10,243	$10,337
Jan-15	$10,040	$9,936	$9,986
Feb-15	$10,629	$10,507	$10,546
Mar-15	$10,523	$10,340	$10,330
Apr-15	$10,339	$10,440	$10,279
May-15	$10,465	$10,574	$10,380
Jun-15	$10,310	$10,369	$10,121
Jul-15	$10,562	$10,586	$10,339
Aug-15	$9,914	$9,948	$9,732
Sep-15	$9,644	$9,702	$9,557
Oct-15	$10,310	$10,520	$10,197
Nov-15	$10,330	$10,551	$10,226
Dec-15	$10,128	$10,385	$10,142
Jan-16	$9,629	$9,869	$9,909
Feb-16	$9,456	$9,856	$10,026
Mar-16	$9,955	$10,525	$10,650
Apr-16	$10,026	$10,566	$10,624
May-16	$10,189	$10,755	$10,726
Jun-16	$10,383	$10,783	$10,979
Jul-16	$10,647	$11,181	$11,232
Aug-16	$10,535	$11,196	$11,230
Sep-16	$10,566	$11,199	$11,119
Oct-16	$10,403	$10,994	$10,904
Nov-16	$10,739	$11,401	$11,230
Dec-16	$10,970	$11,627	$11,352
Jan-17	$11,168	$11,847	$11,561
Feb-17	$11,408	$12,318	$12,066
Mar-17	$11,491	$12,332	$12,054
Apr-17	$11,616	$12,459	$12,263
May-17	$11,814	$12,634	$12,461
Jun-17	$11,856	$12,713	$12,488
Jul-17	$11,981	$12,974	$12,586
Aug-17	$12,075	$13,014	$12,546
Sep-17	$12,346	$13,283	$12,841
Oct-17	$12,732	$13,593	$13,107
Nov-17	$13,201	$14,009	$13,696
Dec-17	$13,330	$14,165	$13,883
Jan-18	$13,872	$14,976	$14,588
Feb-18	$13,483	$14,424	$14,009
Mar-18	$13,306	$14,058	$13,818
Apr-18	$13,542	$14,112	$13,690
May-18	$13,931	$14,451	$13,931
Jun-18	$13,813	$14,540	$13,991
Jul-18	$14,403	$15,081	$14,630
Aug-18	$14,863	$15,573	$15,046
Sep-18	$14,934	$15,662	$15,295
Oct-18	$13,790	$14,591	$14,322
Nov-18	$13,919	$14,888	$14,928
Dec-18	$12,864	$13,544	$13,608
Jan-19	$13,788	$14,629	$14,467
Feb-19	$14,295	$15,099	$15,138
Mar-19	$14,425	$15,393	$15,311
Apr-19	$15,075	$16,016	$15,884
May-19	$14,217	$14,998	$15,143
Jun-19	$15,218	$16,055	$16,164
Jul-19	$15,479	$16,286	$16,510
Aug-19	$15,361	$16,028	$16,618
Sep-19	$15,622	$16,328	$16,839
Oct-19	$16,038	$16,681	$16,853
Nov-19	$16,636	$17,287	$17,266
Dec-19	$17,074	$17,809	$17,656
Jan-20	$16,889	$17,802	$17,755
Feb-20	$15,567	$16,336	$16,267
Mar-20	$13,622	$14,319	$14,702
Apr-20	$15,210	$16,154	$16,168
May-20	$16,003	$16,923	$16,756
Jun-20	$16,228	$17,260	$16,763
Jul-20	$17,048	$18,233	$17,614
Aug-20	$17,947	$19,544	$18,712
Sep-20	$17,802	$18,801	$18,506
Oct-20	$17,365	$18,301	$18,072
Nov-20	$19,270	$20,305	$19,899
Dec-20	$19,867	$21,085	$20,414
Jan-21	$19,609	$20,872	$19,813
Feb-21	$19,939	$21,448	$20,118
Mar-21	$20,958	$22,387	$21,316
Apr-21	$21,947	$23,582	$22,179
May-21	$22,478	$23,747	$22,573
Jun-21	$22,493	$24,301	$22,549
Jul-21	$23,052	$24,878	$23,265
Aug-21	$23,267	$25,635	$23,664
Sep-21	$21,919	$24,443	$22,513
Oct-21	$23,669	$26,155	$24,142
Nov-21	$23,310	$25,974	$23,704
Dec-21	$25,050	$27,138	$25,216
Jan-22	$23,681	$25,734	$23,942
Feb-22	$23,207	$24,963	$23,314
Mar-22	$24,015	$25,890	$23,975
Apr-22	$22,680	$23,632	$22,725
May-22	$23,102	$23,676	$22,654
Jun-22	$21,030	$21,721	$21,229
Jul-22	$22,206	$23,724	$22,708
Aug-22	$21,539	$22,757	$21,924
Sep-22	$19,784	$20,661	$20,108
Oct-22	$21,662	$22,334	$22,147
Nov-22	$22,996	$23,582	$23,691
Dec-22	$22,002	$22,223	$22,815
Jan-23	$22,708	$23,619	$23,448
Feb-23	$21,872	$23,043	$22,781
Mar-23	$22,411	$23,889	$23,196
Apr-23	$22,586	$24,262	$23,698
May-23	$22,045	$24,367	$23,107
Jun-23	$23,520	$25,977	$24,598
Jul-23	$24,043	$26,812	$25,132
Aug-23	$23,706	$26,385	$24,664
Sep-23	$22,769	$25,127	$23,588
Oct-23	$22,540	$24,599	$23,303
Nov-23	$24,289	$26,845	$25,049
Dec-23	$25,392	$28,065	$26,049
Jan-24	$25,505	$28,536	$26,450
Feb-24	$26,526	$30,060	$27,339
Mar-24	$27,491	$31,027	$28,100
Apr-24	$26,242	$29,760	$26,960
May-24	$26,963	$31,236	$27,901
Jun-24	$27,285	$32,356	$28,369
Jul-24	$28,206	$32,750	$29,419
Aug-24	$28,815	$33,545	$30,444
Sep-24	$29,348	$34,261	$30,954
Oct-24	$28,956	$33,950	$30,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Harbor Dividend Growth Leaders ETF (Based on Net Asset Value)	28.47%	12.54%	11.22%
S&P 500 Index	38.02%	15.27%	13.00%
NASDAQ Dividend Achievers Select Total Return Index	30.28%	12.49%	11.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 278,272,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,303,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$278,272
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$1,303
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	26.8%
Financials	21.1%
Industrials	12.8%
Health Care	12.3%
Consumer Discretionary	7.9%
Communication Services	4.6%
Consumer Staples	3.9%
Utilities	3.8%
Materials	3.3%
Energy	2.0%
Real Estate	1.5%

C000236319
Shareholder Report [Line Items]
Fund Name	Harbor Energy Transition Strategy ETF (Consolidated)
Trading Symbol	RENW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Energy Transition Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Energy Transition Strategy ETF	$77	0.80%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned -7.07% for the year ended October 31, 2024. The Fund seeks to track the performance of the Quantix Energy Transition Index, which returned -4.96% during the same period.

Top contributors to performance included:

• Silver, which benefitted from a combination of the performance of Gold (arising from Central Bank diversification) as well as industrial demand in what is potentially a deficit market.

Top detractors from performance included:

• European Natural Gas (TTF) returns, which were negatively impacted by roll yield, a practice of moving from an expiring futures contract to one further out the curve to maintain exposure to the commodity.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Bloomberg Commodity Index	Quantix Energy Transition Index
Jul-22	$10,000	$10,000	$10,000	$10,000
Jul-22	$10,630	$10,870	$10,729	$10,651
Aug-22	$10,825	$10,427	$10,739	$10,874
Sep-22	$9,610	$9,466	$9,868	$9,694
Oct-22	$9,490	$10,233	$10,064	$9,600
Nov-22	$10,395	$10,805	$10,340	$10,539
Dec-22	$9,393	$10,182	$10,087	$9,535
Jan-23	$9,272	$10,822	$10,038	$9,434
Feb-23	$8,603	$10,558	$9,566	$8,775
Mar-23	$8,487	$10,945	$9,546	$8,671
Apr-23	$8,024	$11,116	$9,474	$8,215
May-23	$7,153	$11,165	$8,940	$7,361
Jun-23	$7,803	$11,902	$9,302	$8,054
Jul-23	$7,626	$12,285	$9,883	$7,903
Aug-23	$7,581	$12,089	$9,808	$7,869
Sep-23	$7,324	$11,513	$9,740	$7,625
Oct-23	$7,264	$11,271	$9,766	$7,583
Nov-23	$6,831	$12,300	$9,546	$7,137
Dec-23	$6,678	$12,859	$9,289	$6,987
Jan-24	$6,277	$13,075	$9,326	$6,587
Feb-24	$5,938	$13,773	$9,189	$6,242
Mar-24	$6,204	$14,216	$9,493	$6,533
Apr-24	$6,675	$13,635	$9,748	$6,990
May-24	$7,141	$14,312	$9,919	$7,498
Jun-24	$6,870	$14,825	$9,767	$7,224
Jul-24	$6,605	$15,006	$9,372	$6,953
Aug-24	$6,714	$15,370	$9,377	$7,152
Sep-24	$6,881	$15,698	$9,833	$7,300
Oct-24	$6,751	$15,555	$9,651	$7,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 07/13/2022
Harbor Energy Transition Strategy ETF (Based on Net Asset Value)	-7.07%	-	-15.68%
S&P 500 Index	38.02%	-	21.15%
Bloomberg Commodity Index	-1.18%	-	-1.53%
Quantix Energy Transition Index	-4.96%	-	-13.26%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,662,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 157,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$11,662
Number of Investments (includes derivatives)	16
Total Net Advisory Fees Paid (in thousands)	$157
Portfolio Turnover Rate (not applicable due to Fund's investments)	-%

Holdings [Text Block]

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Industrial Metals	38.1%
Natural Gas	26.4%
Emissions	14.9%
Precious Metals	13.7%
Oil Seeds	6.9%
Footnote	Description
Footnote*	Based on net notional value and represents the sector allocation of the Quantix Energy Transition Index.

C000238718
Shareholder Report [Line Items]
Fund Name	Harbor Health Care ETF
Trading Symbol	MEDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Health Care ETF	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 27.16% for the year ended October 31, 2024, while the Russell 3000® Growth Health Care Index returned 25.11% during the same period.

Top contributors to relative performance included:

• Security selection in the Pharmaceuticals and Health Care Equipment & Supplies sectors.

• Positions in a pharmaceutical company, Merck & Co., Inc. and a medical technology company, Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care Providers & Services and Health Care Technology sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and a health care technology company, Veradigm Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000 Growth Health Care Index
Nov-22	$10,000	$10,000	$10,000
Nov-22	$10,473	$10,315	$10,461
Dec-22	$10,191	$9,721	$10,190
Jan-23	$10,423	$10,331	$10,126
Feb-23	$10,206	$10,079	$9,807
Mar-23	$10,358	$10,449	$10,054
Apr-23	$10,564	$10,612	$10,487
May-23	$10,675	$10,659	$10,181
Jun-23	$11,319	$11,363	$10,585
Jul-23	$11,279	$11,728	$10,720
Aug-23	$11,239	$11,541	$10,764
Sep-23	$11,123	$10,991	$10,412
Oct-23	$10,697	$10,760	$10,076
Nov-23	$11,586	$11,742	$10,763
Dec-23	$12,720	$12,276	$11,379
Jan-24	$12,669	$12,482	$11,708
Feb-24	$13,628	$13,149	$12,320
Mar-24	$13,931	$13,572	$12,582
Apr-24	$12,953	$13,017	$11,966
May-24	$12,869	$13,663	$12,325
Jun-24	$13,095	$14,153	$12,895
Jul-24	$13,793	$14,325	$12,491
Aug-24	$14,131	$14,673	$13,584
Sep-24	$14,352	$14,986	$13,158
Oct-24	$13,603	$14,850	$12,605

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 11/16/2022
Harbor Health Care ETF (Based on Net Asset Value)	27.16%	-	17.01%
S&P 500 Index	38.02%	-	22.37%
Russell 3000 Growth Health Care Index	25.11%	-	12.55%

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 17,229,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 94,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$17,229
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$94
Portfolio Turnover Rate	146%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Biotechnology	45.3%
Health Care Equipment & Supplies	24.2%
Pharmaceuticals	13.2%
Health Care Providers & Services	10.8%
Life Sciences Tools & Services	5.7%
Insurance	0.8%

C000234331
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor Unconstrained ETF
Trading Symbol	HAPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Human Capital Factor Unconstrained ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor Unconstrained ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 37.85% for the year ended October 31, 2024, while the Human Capital Factor Unconstrained Index returned 38.64% during the same period.

Top contributors to performance included:

• Security selection in the Financials, Health Care and Industrials sectors.

• Positions in Gentex Corporation, Genuine Parts, and Gilead Sciences.

Top detractors from performance included:

• Security selection in the Information Technology, Energy, and Consumer Discretionary sectors.

• Positions in Zoom Video Communications Inc., Zoetis Inc., and an underweight in NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Unconstrained Index
Feb-22	$10,000	$10,000	$10,000
Feb-22	$10,461	$10,354	$10,468
Mar-22	$10,513	$10,739	$10,514
Apr-22	$9,394	$9,802	$9,389
May-22	$8,959	$9,820	$8,984
Jun-22	$8,229	$9,010	$8,253
Jul-22	$9,026	$9,841	$9,065
Aug-22	$8,824	$9,439	$8,879
Sep-22	$7,892	$8,570	$7,948
Oct-22	$8,296	$9,264	$8,354
Nov-22	$8,695	$9,781	$8,761
Dec-22	$8,226	$9,218	$8,292
Jan-23	$9,108	$9,797	$9,187
Feb-23	$8,875	$9,558	$9,014
Mar-23	$9,067	$9,909	$9,212
Apr-23	$8,844	$10,064	$8,990
May-23	$9,155	$10,107	$9,303
Jun-23	$9,741	$10,775	$9,900
Jul-23	$10,265	$11,121	$10,438
Aug-23	$9,907	$10,944	$10,077
Sep-23	$9,409	$10,422	$9,573
Oct-23	$8,901	$10,203	$9,060
Nov-23	$10,109	$11,135	$10,293
Dec-23	$11,041	$11,641	$11,245
Jan-24	$10,958	$11,837	$11,170
Feb-24	$11,421	$12,469	$11,647
Mar-24	$11,749	$12,870	$11,993
Apr-24	$11,041	$12,344	$11,271
May-24	$11,177	$12,956	$11,413
Jun-24	$11,432	$13,421	$11,681
Jul-24	$11,947	$13,584	$12,212
Aug-24	$12,067	$13,914	$12,340
Sep-24	$12,353	$14,211	$12,639
Oct-24	$12,270	$14,082	$12,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 02/23/2022
Harbor Human Capital Factor Unconstrained ETF (Based on Net Asset Value)	37.85%	-	7.91%
S&P 500 Index	38.02%	-	13.58%
Human Capital Factor Unconstrained Index	38.64%	-	8.85%

Performance Inception Date	Feb. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 13,552,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 63,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$13,552
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$63
Portfolio Turnover Rate	74%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	35.8%
Financials	20.9%
Industrials	12.7%
Real Estate	7.5%
Consumer Discretionary	5.7%
Utilities	4.0%
Health Care	3.6%
Energy	3.4%
Materials	2.7%
Communication Services	2.5%
Consumer Staples	1.2%

C000238211
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Large Cap ETF
Trading Symbol	HAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Large Cap ETF	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 41.23% for the year ended October 31, 2024, while the CIBC Human Capital Index returned 41.90% during the same period.

Top contributors to performance included:

• Security selection in the Healthcare, Information Technology, and Financials sectors.

• Positions in Technology Select Sector SPDR Fund, Consumer Discretionary Select Sector SPDR Fund, and Meta Platforms, Inc.

Top detractors from performance included:

• Security selection in the Consumer Staples, Energy, Utilities sectors.

• Positions in Zions Bancorp NA, Zimmer Biomet Holdings, Inc. and Amazon.com, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	CIBC Human Capital Index
Oct-22	$10,000	$10,000	$10,000
Oct-22	$10,912	$10,830	$10,914
Nov-22	$11,583	$11,435	$11,588
Dec-22	$10,913	$10,776	$10,923
Jan-23	$11,637	$11,453	$11,653
Feb-23	$11,360	$11,174	$11,358
Mar-23	$11,898	$11,584	$11,903
Apr-23	$12,154	$11,765	$12,161
May-23	$12,310	$11,816	$12,324
Jun-23	$13,074	$12,597	$13,094
Jul-23	$13,536	$13,002	$13,566
Aug-23	$13,426	$12,795	$13,456
Sep-23	$12,828	$12,185	$12,852
Oct-23	$12,506	$11,928	$12,530
Nov-23	$13,621	$13,018	$13,665
Dec-23	$14,220	$13,609	$14,272
Jan-24	$14,586	$13,838	$14,642
Feb-24	$15,435	$14,577	$15,498
Mar-24	$15,974	$15,046	$16,044
Apr-24	$15,389	$14,431	$15,459
May-24	$16,229	$15,147	$16,307
Jun-24	$16,874	$15,690	$16,962
Jul-24	$16,854	$15,881	$16,946
Aug-24	$17,322	$16,266	$17,424
Sep-24	$17,648	$16,614	$17,758
Oct-24	$17,663	$16,463	$17,779

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 10/12/2022
Harbor Human Capital Factor US Large Cap ETF (Based on Net Asset Value)	41.23%	-	31.90%
S&P 500 Index	38.02%	-	27.46%
CIBC Human Capital Index	41.90%	-	32.32%

Performance Inception Date	Oct. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 352,558,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,100,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$352,558
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$1,100
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	28.1%
Financials	14.0%
Communication Services	12.4%
Health Care	12.3%
Consumer Discretionary	10.2%
Industrials	8.4%
Consumer Staples	5.1%
Energy	3.4%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

C000241449
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Small Cap ETF
Trading Symbol	HAPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Small Cap ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 28.09% for the year ended October 31, 2024, while the Human Capital Factor Small Cap Index returned 29.03% during the same period.

Top contributors to performance included:

• Security selection in the Financials, Materials, and Utilities sectors.

• Positions in Affirm Holdings, Inc., Brinker International, Inc. and TPG, Inc.

Top detractors from performance included:

• Security selection in the Information Technology, Consumer Discretionary, and Real Estate sectors.

• Positions in Kosmos Energy Ltd., Super Micro Computer Inc., and Insperity, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Small Cap Index
Apr-23	$10,000	$10,000	$10,000
Apr-23	$9,988	$10,194	$9,991
May-23	$9,789	$10,239	$9,796
Jun-23	$10,547	$10,915	$10,556
Jul-23	$11,166	$11,266	$11,183
Aug-23	$10,482	$11,086	$10,505
Sep-23	$9,854	$10,558	$9,879
Oct-23	$9,154	$10,336	$9,180
Nov-23	$10,239	$11,280	$10,279
Dec-23	$11,457	$11,792	$11,508
Jan-24	$10,851	$11,990	$10,903
Feb-24	$11,290	$12,631	$11,360
Mar-24	$11,490	$13,037	$11,567
Apr-24	$10,668	$12,505	$10,744
May-24	$11,063	$13,125	$11,150
Jun-24	$10,892	$13,596	$10,983
Jul-24	$12,002	$13,761	$12,105
Aug-24	$11,823	$14,095	$11,930
Sep-24	$11,945	$14,396	$12,059
Oct-24	$11,725	$14,265	$11,845

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 04/12/2023
Harbor Human Capital Factor US Small Cap ETF (Based on Net Asset Value)	28.09%	-	10.78%
S&P 500 Index	38.02%	-	25.67%
Human Capital Factor Small Cap Index	29.03%	-	11.51%

Performance Inception Date	Apr. 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 131,237,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 749,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$131,237
Number of Investments	184
Total Net Advisory Fees Paid (in thousands)	$749
Portfolio Turnover Rate	96%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	17.6%
Industrials	16.9%
Health Care	16.9%
Information Technology	14.2%
Consumer Discretionary	13.0%
Real Estate	7.4%
Materials	4.0%
Energy	3.3%
Utilities	2.4%
Communication Services	2.3%
Consumer Staples	2.0%

C000237253
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders ETF
Trading Symbol	OSEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor International Compounders ETF	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Fund returned 22.37 % in the year ended October 31, 2024, while the MSCI All Country World ex. U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection within Information Technology, Healthcare along with an underweight to Energy.

• Positions in SAP SE, Taiwan Semiconductor Manufacturing Co. Ltd. ADR, and Siemens AG.

Top detractors from relative performance included:

• Security selection within Financials, Consumer Staples, and Consumer Discretionary.

• Positions in L’Oreal SA, Daikin Industries Ltd., and Diageo PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	MSCI All Country World ex. U.S. (ND) Index
Sep-22	$10,000	$10,000
Sep-22	$9,311	$9,292
Oct-22	$9,784	$9,570
Nov-22	$11,156	$10,699
Dec-22	$10,947	$10,619
Jan-23	$11,818	$11,480
Feb-23	$11,566	$11,077
Mar-23	$12,205	$11,348
Apr-23	$12,557	$11,545
May-23	$12,396	$11,126
Jun-23	$12,779	$11,625
Jul-23	$12,804	$12,097
Aug-23	$12,119	$11,551
Sep-23	$11,531	$11,186
Oct-23	$11,294	$10,725
Nov-23	$12,437	$11,690
Dec-23	$13,253	$12,277
Jan-24	$13,182	$12,155
Feb-24	$13,587	$12,463
Mar-24	$13,775	$12,853
Apr-24	$13,501	$12,622
May-24	$13,886	$12,988
Jun-24	$13,972	$12,976
Jul-24	$14,038	$13,277
Aug-24	$14,484	$13,655
Sep-24	$14,545	$14,022
Oct-24	$13,820	$13,334

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 09/07/2022
Harbor International Compounders ETF (Based on Net Asset Value)	22.37%	-	16.24%
MSCI All Country World ex. U.S. (ND) Index	24.33%	-	14.32%

Performance Inception Date	Sep. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 234,642,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 649,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$234,642
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$649
Portfolio Turnover Rate	3%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	55.1%
Pacific Basin	26.7%
North America	12.9%
Middle East/Central Asia	5.3%

Country Breakdown (% of Investments)

United Kingdom	15.4%
Japan	15.3%
United States	12.9%
Germany	12.0%
France	11.4%
Sweden	8.2%
Denmark	5.5%
India	5.3%
Taiwan	4.9%
Hong Kong	3.4%
Indonesia	3.1%
Netherlands	2.6%

C000244492
Shareholder Report [Line Items]
Fund Name	Harbor Long-Short Equity ETF
Trading Symbol	LSEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of December 4, 2023 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Long-Short Equity ETF	$185	1.98%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Disciplined Alpha LLC

Performance Summary

The Fund returned 19.19% for the year ended October 31, 2024, while the HFRX Equity Hedge Index returned 11.67% during the same period.

Top contributors to performance included:

• Security selection within Information Technology, Consumer Discretionary, and Consumer Staples.

• Long positions in the Fund including Applovin Corp. Class A, Vistra Corp., and Palantir Technologies, Inc.

Top detractors from performance included:

• Security selection within Industrials, Communication Services, and Materials.

• Long position in Sage Therapeutics, Inc.

• Short positions in the Fund including DocuSign, Inc. and MP Materials Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	HFRX Equity Hedge Index
Jan-15	$10,000	$10,000	$10,000
Jan-15	$10,000	$10,000	$10,000
Feb-15	$9,793	$10,257	$10,159
Mar-15	$10,002	$10,095	$10,220
Apr-15	$9,500	$10,192	$10,342
May-15	$9,788	$10,323	$10,324
Jun-15	$9,867	$10,123	$10,237
Jul-15	$10,171	$10,335	$10,207
Aug-15	$9,668	$9,712	$9,893
Sep-15	$10,033	$9,471	$9,687
Oct-15	$10,395	$10,270	$9,872
Nov-15	$10,295	$10,301	$9,876
Dec-15	$10,339	$10,138	$9,767
Jan-16	$10,596	$9,635	$9,328
Feb-16	$10,561	$9,622	$9,223
Mar-16	$10,899	$10,275	$9,480
Apr-16	$10,785	$10,315	$9,483
May-16	$10,711	$10,500	$9,524
Jun-16	$10,798	$10,527	$9,384
Jul-16	$10,876	$10,915	$9,571
Aug-16	$10,586	$10,931	$9,554
Sep-16	$10,553	$10,933	$9,700
Oct-16	$10,016	$10,733	$9,618
Nov-16	$10,218	$11,131	$9,759
Dec-16	$10,094	$11,351	$9,776
Jan-17	$10,251	$11,566	$9,859
Feb-17	$10,337	$12,025	$9,974
Mar-17	$10,311	$12,039	$10,040
Apr-17	$10,600	$12,163	$10,112
May-17	$10,886	$12,334	$10,055
Jun-17	$10,628	$12,411	$10,141
Jul-17	$10,620	$12,666	$10,230
Aug-17	$10,873	$12,705	$10,280
Sep-17	$10,809	$12,967	$10,467
Oct-17	$11,393	$13,270	$10,550
Nov-17	$11,611	$13,677	$10,642
Dec-17	$11,420	$13,829	$10,752
Jan-18	$11,899	$14,621	$11,119
Feb-18	$11,984	$14,082	$10,953
Mar-18	$11,687	$13,724	$10,878
Apr-18	$12,084	$13,777	$10,818
May-18	$12,273	$14,108	$10,850
Jun-18	$12,329	$14,195	$10,778
Jul-18	$12,052	$14,724	$10,856
Aug-18	$12,753	$15,203	$10,831
Sep-18	$12,908	$15,290	$10,655
Oct-18	$12,411	$14,245	$10,234
Nov-18	$12,261	$14,535	$10,170
Dec-18	$11,979	$13,223	$9,739
Jan-19	$11,634	$14,282	$10,121
Feb-19	$11,995	$14,741	$10,239
Mar-19	$12,126	$15,027	$10,319
Apr-19	$12,273	$15,636	$10,389
May-19	$12,360	$14,642	$10,180
Jun-19	$12,523	$15,674	$10,321
Jul-19	$12,689	$15,899	$10,431
Aug-19	$13,184	$15,648	$10,414
Sep-19	$12,611	$15,940	$10,506
Oct-19	$12,499	$16,286	$10,560
Nov-19	$12,600	$16,877	$10,653
Dec-19	$12,594	$17,386	$10,783
Jan-20	$12,489	$17,379	$10,747
Feb-20	$12,101	$15,949	$10,336
Mar-20	$11,469	$13,979	$9,346
Apr-20	$11,800	$15,771	$9,765
May-20	$11,655	$16,522	$9,885
Jun-20	$11,430	$16,850	$10,103
Jul-20	$11,780	$17,801	$10,187
Aug-20	$11,934	$19,080	$10,463
Sep-20	$11,810	$18,355	$10,465
Oct-20	$11,746	$17,867	$10,408
Nov-20	$12,567	$19,823	$10,886
Dec-20	$12,542	$20,585	$11,278
Jan-21	$12,200	$20,377	$11,161
Feb-21	$12,953	$20,939	$11,478
Mar-21	$13,605	$21,856	$11,578
Apr-21	$13,952	$23,022	$11,924
May-21	$14,752	$23,183	$12,025
Jun-21	$14,351	$23,724	$12,165
Jul-21	$15,227	$24,288	$12,221
Aug-21	$15,296	$25,026	$12,385
Sep-21	$15,082	$23,863	$12,321
Oct-21	$15,376	$25,534	$12,587
Nov-21	$16,021	$25,357	$12,436
Dec-21	$16,936	$26,494	$12,648
Jan-22	$16,945	$25,123	$12,380
Feb-22	$17,497	$24,371	$12,422
Mar-22	$18,390	$25,276	$12,610
Apr-22	$18,719	$23,071	$12,390
May-22	$19,450	$23,114	$12,298
Jun-22	$17,618	$21,206	$12,051
Jul-22	$17,784	$23,161	$12,196
Aug-22	$16,975	$22,217	$12,288
Sep-22	$16,367	$20,170	$12,041
Oct-22	$17,580	$21,804	$12,165
Nov-22	$17,964	$23,022	$12,254
Dec-22	$17,830	$21,696	$12,245
Jan-23	$16,334	$23,059	$12,436
Feb-23	$15,460	$22,496	$12,360
Mar-23	$15,244	$23,322	$12,343
Apr-23	$15,277	$23,686	$12,418
May-23	$14,250	$23,789	$12,450
Jun-23	$14,234	$25,361	$12,607
Jul-23	$13,952	$26,176	$12,696
Aug-23	$13,582	$25,759	$12,731
Sep-23	$13,734	$24,531	$12,634
Oct-23	$13,692	$24,015	$12,518
Nov-23	$14,392	$26,208	$12,884
Dec-23	$14,006	$27,399	$13,090
Jan-24	$14,549	$27,859	$13,176
Feb-24	$15,455	$29,347	$13,354
Mar-24	$15,548	$30,291	$13,535
Apr-24	$15,081	$29,054	$13,427
May-24	$15,787	$30,494	$13,594
Jun-24	$16,278	$31,589	$13,758
Jul-24	$15,542	$31,973	$13,855
Aug-24	$15,957	$32,749	$13,963
Sep-24	$15,863	$33,448	$14,068
Oct-24	$16,319	$33,145	$13,979

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 01/01/2015
Harbor Long-Short Equity ETF (Based on Net Asset Value)	19.19%	5.48%	5.11%
S&P 500 Index	38.02%	15.27%	12.96%
HFRX Equity Hedge Index	11.67%	5.77%	3.47%

Performance Inception Date	Jan. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 22,355,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 186,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$22,355
Number of Investments	159
Total Net Advisory Fees Paid (in thousands)	$186
Portfolio Turnover Rate	194%

Holdings [Text Block]

Sector Allocation (% of Investments)

Consumer Discretionary	21.0%
Information Technology	20.7%
Health Care	19.4%
Materials	10.6%
Communication Services	9.0%
Consumer Staples	6.5%
Energy	5.4%
Industrials	4.8%
Utilities	2.6%

Sector Allocation (% of Investments Sold Short)

Information Technology	24.9%
Energy	23.1%
Health Care	21.2%
Consumer Staples	12.3%
Consumer Discretionary	11.1%
Industrials	2.8%
Materials	2.4%
Communication Services	2.2%

C000233998
Shareholder Report [Line Items]
Fund Name	Harbor Long-Term Growers ETF
Trading Symbol	WINN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Term Growers ETF	$70	0.57%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 45.57% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% during the same period.

Top contributors to relative performance included:

• Positions in Technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in Communication Services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 1000® Growth Index
Feb-22	$10,000	$10,000	$10,000
Feb-22	$9,488	$9,544	$9,438
Mar-22	$9,840	$9,899	$9,807
Apr-22	$8,416	$9,036	$8,623
May-22	$7,961	$9,052	$8,422
Jun-22	$7,324	$8,305	$7,755
Jul-22	$8,302	$9,071	$8,686
Aug-22	$7,893	$8,701	$8,281
Sep-22	$7,174	$7,899	$7,476
Oct-22	$7,479	$8,539	$7,913
Nov-22	$7,733	$9,016	$8,274
Dec-22	$7,028	$8,497	$7,640
Jan-23	$7,779	$9,031	$8,277
Feb-23	$7,743	$8,810	$8,179
Mar-23	$8,344	$9,134	$8,738
Apr-23	$8,447	$9,276	$8,824
May-23	$8,965	$9,317	$9,226
Jun-23	$9,592	$9,932	$9,857
Jul-23	$9,892	$10,251	$10,189
Aug-23	$9,778	$10,088	$10,098
Sep-23	$9,245	$9,607	$9,549
Oct-23	$9,110	$9,405	$9,413
Nov-23	$10,255	$10,264	$10,439
Dec-23	$10,712	$10,730	$10,901
Jan-24	$11,152	$10,911	$11,173
Feb-24	$12,080	$11,493	$11,935
Mar-24	$12,142	$11,863	$12,145
Apr-24	$11,557	$11,378	$11,630
May-24	$12,272	$11,943	$12,327
Jun-24	$13,091	$12,371	$13,158
Jul-24	$12,697	$12,522	$12,934
Aug-24	$13,023	$12,826	$13,203
Sep-24	$13,277	$13,099	$13,577
Oct-24	$13,262	$12,981	$13,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 02/02/2022
Harbor Long-Term Growers ETF (Based on Net Asset Value)	45.57%	-	10.83%
S&P 500 Index	38.02%	-	9.97%
Russell 1000® Growth Index	43.77%	-	11.65%

Performance Inception Date	Feb. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 585,312,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,292,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$585,312
Number of Investments	67
Total Net Advisory Fees Paid (in thousands)	$2,292
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	41.5%
Consumer Discretionary	16.9%
Communication Services	16.1%
Health Care	10.5%
Financials	6.5%
Industrials	4.6%
Consumer Staples	3.3%
Real Estate	0.6%

C000243340
Shareholder Report [Line Items]
Fund Name	Harbor Multi-Asset Explorer ETF
Trading Symbol	MAPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Multi-Asset Explorer ETF	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 25.14% for the year ended October 31, 2024, while the ICE BofA 0-3 Month U.S. Treasury Bill Index returned 5.44% during the same period.

Top contributors to performance included:

• Security selection within U.S. Large Cap, EAFE, and Commodities macro sector.

• Positions in iShares Core S&P 500 ETF, Communication Services Select Sector SPDR Fund, and iShares Gold Strategy ETF.

Top detractors from performance included:

• Security selection within U.S. Small Cap, EMD, and Loans sector.

• Positions in iShares 20+ Year Treasury Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, and Technology Select Sector SPDR Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Sep-23	$10,000	$10,000	$10,000
Sep-23	$9,705	$9,605	$10,026
Oct-23	$9,530	$9,403	$10,071
Nov-23	$10,125	$10,262	$10,116
Dec-23	$10,465	$10,728	$10,163
Jan-24	$10,511	$10,909	$10,208
Feb-24	$10,815	$11,491	$10,251
Mar-24	$11,175	$11,861	$10,297
Apr-24	$10,871	$11,376	$10,342
May-24	$11,283	$11,940	$10,392
Jun-24	$11,411	$12,369	$10,435
Jul-24	$11,627	$12,519	$10,482
Aug-24	$11,879	$12,823	$10,533
Sep-24	$12,105	$13,097	$10,577
Oct-24	$11,925	$12,978	$10,619

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 09/13/2023
Harbor Multi-Asset Explorer ETF (Based on Net Asset Value)	25.14%	-	16.80%
S&P 500 Index	38.02%	-	25.85%
ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index	5.44%	-	5.44%

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,639,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$4,639
Number of Investments	18
Total Net Advisory Fees Paid (in thousands)	$28
Portfolio Turnover Rate	136%

Holdings [Text Block]	Investment Allocation (% of Investments)
Value	Value
Equity Funds	75.1%
Fixed Income Funds	15.2%
Commodity Funds	9.7%

C000254050
Shareholder Report [Line Items]
Fund Name	Harbor PanAgora Dynamic Large Cap Core ETF
Trading Symbol	INFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of October 9, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor PanAgora Dynamic Large Cap Core ETF	$2	0.35%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,453,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$5,453
Number of Investments	117
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	31.8%
Financials	14.5%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	8.8%
Industrials	7.1%
Consumer Staples	6.3%
Materials	3.4%
Energy	3.3%
Utilities	3.3%
Real Estate	3.0%

C000228888
Shareholder Report [Line Items]
Fund Name	Harbor Scientific Alpha High-Yield ETF
Trading Symbol	SIHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha High-Yield ETF	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 16.82% for the year ended October 31, 2024, while the ICE BofA U.S. High Yield Index returned 16.47% during the same period.

Top contributors to relative performance included:

• Security selection within Communications, Real Estate Investment Trusts, and Electrics.

• Sector positioning driven by an underweight to Communications and overweights to Consumer Non-Cyclicals and Financials.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Basic Industry.

• Sector positioning driven by an underweight to Energy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
Sep-21	$10,000	$10,000	$10,000
Sep-21	$9,946	$9,879	$9,958
Oct-21	$9,928	$9,876	$9,940
Nov-21	$9,811	$9,905	$9,838
Dec-21	$10,002	$9,880	$10,023
Jan-22	$9,738	$9,667	$9,748
Feb-22	$9,654	$9,559	$9,660
Mar-22	$9,600	$9,293	$9,571
Apr-22	$9,330	$8,941	$9,223
May-22	$9,373	$8,998	$9,246
Jun-22	$8,786	$8,857	$8,616
Jul-22	$9,251	$9,074	$9,135
Aug-22	$9,075	$8,817	$8,916
Sep-22	$8,748	$8,436	$8,558
Oct-22	$8,985	$8,327	$8,801
Nov-22	$9,179	$8,633	$8,966
Dec-22	$9,213	$8,594	$8,899
Jan-23	$9,532	$8,859	$9,247
Feb-23	$9,459	$8,630	$9,127
Mar-23	$9,522	$8,849	$9,230
Apr-23	$9,659	$8,903	$9,319
May-23	$9,512	$8,806	$9,230
Jun-23	$9,631	$8,774	$9,381
Jul-23	$9,797	$8,768	$9,514
Aug-23	$9,838	$8,712	$9,541
Sep-23	$9,713	$8,491	$9,430
Oct-23	$9,621	$8,357	$9,314
Nov-23	$10,077	$8,735	$9,737
Dec-23	$10,474	$9,070	$10,096
Jan-24	$10,494	$9,045	$10,098
Feb-24	$10,472	$8,917	$10,128
Mar-24	$10,619	$8,999	$10,249
Apr-24	$10,513	$8,772	$10,146
May-24	$10,670	$8,921	$10,261
Jun-24	$10,781	$9,005	$10,360
Jul-24	$10,991	$9,215	$10,564
Aug-24	$11,159	$9,348	$10,732
Sep-24	$11,312	$9,473	$10,907
Oct-24	$11,240	$9,238	$10,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 09/14/2021
Harbor Scientific Alpha High-Yield ETF (Based on Net Asset Value)	16.82%	-	3.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-	-2.50%
ICE BofA U.S. High Yield Index	16.47%	-	2.63%

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 141,574,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 600,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$141,574
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$600
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	18.7%
Industrials	16.2%
Energy	15.0%
Financials	13.4%
Communication Services	10.2%
Consumer Staples	5.6%
Health Care	5.5%
Information Technology	4.9%
Materials	4.3%
Utilities	3.7%
Real Estate	2.5%

C000228889
Shareholder Report [Line Items]
Fund Name	Harbor Scientific Alpha Income ETF
Trading Symbol	SIFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha Income ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance summary

The Fund returned 12.36% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to performance included:

• Positive carry associated with rates and credit positioning.

• A long interest rate position in the U.S. yield curve with a preference for the short end as yields dropped and yield curves steepened.

• Positioning within Consumer Cyclicals, Consumer Non-Cyclicals, and Technology.

Top detractors from performance included:

• Risk hedging from credit derivatives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Sep-21	$10,000	$10,000
Sep-21	$9,888	$9,879
Oct-21	$9,820	$9,876
Nov-21	$9,759	$9,905
Dec-21	$9,885	$9,880
Jan-22	$9,534	$9,667
Feb-22	$9,398	$9,559
Mar-22	$9,229	$9,293
Apr-22	$8,921	$8,941
May-22	$8,975	$8,998
Jun-22	$8,676	$8,857
Jul-22	$8,954	$9,074
Aug-22	$8,810	$8,817
Sep-22	$8,565	$8,436
Oct-22	$8,639	$8,327
Nov-22	$8,815	$8,633
Dec-22	$8,813	$8,594
Jan-23	$9,043	$8,859
Feb-23	$8,960	$8,630
Mar-23	$9,023	$8,849
Apr-23	$9,121	$8,903
May-23	$9,010	$8,806
Jun-23	$9,005	$8,774
Jul-23	$9,109	$8,768
Aug-23	$9,129	$8,712
Sep-23	$9,039	$8,491
Oct-23	$8,975	$8,357
Nov-23	$9,326	$8,735
Dec-23	$9,651	$9,070
Jan-24	$9,673	$9,045
Feb-24	$9,575	$8,917
Mar-24	$9,667	$8,999
Apr-24	$9,549	$8,772
May-24	$9,669	$8,921
Jun-24	$9,783	$9,005
Jul-24	$9,955	$9,215
Aug-24	$10,102	$9,348
Sep-24	$10,211	$9,473
Oct-24	$10,084	$9,238

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Fund 09/14/2021
Harbor Scientific Alpha Income ETF (Based on Net Asset Value)	12.36%	-	0.27%
Bloomberg U.S. Aggregate Bond Index	10.55%	-	-2.50%

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 33,911,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 166,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$33,911
Number of Investments (includes derivatives)	171
Total Net Advisory Fees Paid (in thousands)	$166
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	15.3%
Information Technology	13.8%
Energy	13.0%
Communication Services	11.8%
Consumer Discretionary	10.6%
Consumer Staples	8.9%
Health Care	8.5%
Financials	7.7%
Materials	7.3%
Utilities	1.9%
Real Estate	1.2%